Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets
Server hardware	5 years
Vehicles	5 years

Schedule of Estimated Average Useful Lives of Intangible Assets
Software	5 years
Courseware	5 years
Copyrights	5 years

Schedule of Contract Liabilities Arising from Contract with Customers

The following table provides information about the Group’s contract liabilities arising from contract with customers. The increase in contract liabilities primarily resulted from the Group’s business growth.

	As of
	September 30, 2023	March 31, 2023
	(Unaudited)	(Audited)
Deferred revenue-current	$551,040	$1,357,236
Deferred revenue-non-current	3,283	3,430
Total	$554,323	$1,360,666

	For the six months ended September 30,
	2023	2022
Revenue recognized from deferred revenue balance	$1,357,236	$6,420,621

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in the consolidated financial statements:

	September 30, 2023	March 31, 2023	September 30, 2022
Year-end spot rate	US$1=7.1798 RMB	US$1=6.8717 RMB	US$1=7.0998 RMB
Average rate	US$1= 7.1206 RMB	US$1=6.8855 RMB	US$1=6.7873 RMB